Details of Significant Accounts - Intangible assets, schedule of intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	$ 119	$ 100
Additions	33	93
Amortization charge	(75)	(63)	$ (47)
Net exchange differences		(11)
Closing net book amount	77	119	100
Cost
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	193	160
Disposals		(43)
Closing net book amount	226	193	160
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	(74)	(60)
Disposals		43
Closing net book amount	(149)	(74)	(60)
Software
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	81	45
Additions	33	78
Amortization charge	(45)	(36)
Net exchange differences		(6)
Closing net book amount	69	81	45
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	104	78
Disposals		(43)
Closing net book amount	137	104	78
Software | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	(23)	(33)
Disposals		43
Closing net book amount	(68)	(23)	(33)
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	38	55
Additions	0	15
Amortization charge	(30)	(27)
Net exchange differences		(5)
Closing net book amount	8	38	55
Other intangible assets | Cost
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	89	82
Disposals		0
Closing net book amount	89	89	82
Other intangible assets | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	(51)	(27)
Disposals		0
Closing net book amount	$ (81)	$ (51)	$ (27)